UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Tax-Free Money Fund Investment

                                                                            Principal
                                                                             Amount ($)        Value ($)
                                                                         ---------------------------------

----------------------------------------------------------------------------------------------------------
    Municipal Bonds and Notes 99.7%
----------------------------------------------------------------------------------------------------------

Arizona 0.8%
Arizona, McAllister Academic Village LLC Revenue, Arizona State University     1,500,000    1,500,000
    Project, Series A, 2.76% *, 7/1/2045 (a)

California 4.4%
California, Community College Financing Authority, Series A, 4.0%,             1,000,000    1,010,021
    6/30/2006 (a)
California, Golden State Tobacco Securitization Corp., Tobacco Settlement      4,000,000    4,000,000
    Revenue, Series RR-II-R-411CE, 144A, 2.8% *, 6/1/2045
California, School Cash Reserve Program Authority, Series A, 4.0%, 7/6/2006    1,500,000    1,515,583
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 4.0%,      2,000,000    2,021,207
    6/30/2006
                                                                                           ----------
                                                                                            8,546,811

Colorado 4.1%
ABN AMRO, Munitops Certificates Trust, Series 2005-30, 144A, 2.77% *,          3,000,000    3,000,000
    6/1/2013 (a)
Adams & Weld Counties, CO, Brighton School District No. 27J, Series            1,995,000    1,995,000
    RR-II-R-6514, 144A, 2.79% *, 12/1/2024 (a)
Denver, CO, City & County Economic Development Revenue, Western Stock Show     2,955,000    2,955,000
    Project, 2.88% *, 7/1/2029, Bank One Colorado NA (b)
                                                                                           ----------
                                                                                            7,950,000

District of Columbia 0.9%
District of Columbia, General Obligation, Core City, 2.8% *, 3/1/2028, Bank    1,670,000    1,670,000
    of America NA (b)

Florida 4.4%
Charlotte County, FL, Utility Revenue, Series B, 2.75% *, 10/1/2021 (a)        2,400,000    2,400,000
Miami-Dade County, FL, General Obligation, Series RR-II-R-387, 144A, 2.79%     1,000,000    1,000,000
    *, 7/1/2028 (a)
Reedy Creek, FL, Improvement District Florida Utilities Revenue, Series        3,850,000    3,850,000
    986, 144A, 2.78% *, 10/1/2012 (a)
Tampa, FL, Health Care Facilities Revenue, Lifelink Foundation, Inc.           1,200,000    1,200,000
    Project, 2.75% *, 8/1/2022, SunTrust Bank (b)
                                                                                           ----------
                                                                                            8,450,000

Georgia 5.2%
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Post Mill    2,000,000    2,000,000
    Project, 2.74% *, 6/1/2025
Fayette County, GA, Development Authority Educational Facilities Revenue,        600,000      600,000
    Catholic School Properties, Inc., Project, 2.75% *, 4/1/2024, Wachovia
    Bank (b)
La Grange, GA, Development Authority Revenue, La Grange College Project,       5,970,000    5,970,000
    2.75% *, 6/1/2031, SunTrust Bank (b)
Roswell, GA, Housing Authority, Multi-Family Revenue, Post Canyon Project,     1,600,000    1,600,000
    2.74% *, 6/1/2025
                                                                                           ----------
                                                                                           10,170,000

Hawaii 1.3%
ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 2.78% *,          2,500,000    2,500,000
    7/1/2012 (a)

Illinois 11.7%
Chicago, IL, General Obligation, Series Z-10, 144A, 2.83% *, 6/29/2029 (a)     3,050,000    3,050,000
Du Page County, IL, Benedictine University Building Project Revenue, 2.76%     8,400,000    8,400,000
    *, 7/1/2024, LaSalle Bank NA (b)
Illinois, Development Finance Authority Revenue, Goodman Theatre Project,        675,000      675,000
    2.78% *, 12/1/2033, Bank One NA (b)
Illinois, Educational Facilities Authority Revenue, 2.55%, 11/14/2005          2,000,000    2,000,000
Illinois, Finance Authority Revenue, Series PA-1286, 144A, 2.79% *,            3,500,000    3,500,000
    11/15/2023 (a)
Illinois, Health Facilities Authority Revenue, The Carle Foundation, Series    2,550,000    2,550,000
    B, 2.77% *, 7/1/2028 (a)
Will & Kendall Counties, IL, Community School District No. 202, Series         2,580,000    2,580,000
    RR-II-R 4031, 144A, 2.79% *, 1/1/2023 (a)
                                                                                           ----------
                                                                                           22,755,000

Indiana 1.5%
Indiana, Transportation Finance Authority Highway Revenue:
    Series B-21, 144A, 2.77% *, 12/1/2022 (a)                                  2,090,000    2,090,000
    Series 853, 144A, 2.78% *, 6/1/2017 (a)                                      900,000      900,000
                                                                                           ----------
                                                                                            2,990,000

Iowa 1.1%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems,        2,100,000    2,100,000
    Series B, 2.77% *, 7/1/2015 (a)

Kentucky 6.3%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co.,    1,800,000    1,800,000
    Series A, 2.65% *, 8/1/2013, Credit Lyonnais (b)
Pendleton, KY, County Lease:
    2.65%, 11/4/2005                                                           2,000,000    2,000,000
    2.73%, 12/8/2005                                                           5,700,000    5,700,000
Somerset, KY, Blakley Family YMCA, Inc., Project, 2.8% *, 4/1/2015, Fifth      2,770,000    2,770,000
    Third Bank (b)
                                                                                           ----------
                                                                                           12,270,000

Maryland 4.4%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village,      3,600,000    3,600,000
    2.77% *, 1/1/2034, KBC Bank NV (b)
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical     5,000,000    5,000,000
    Facility, Series A, 2.77% *, 10/15/2020
                                                                                           ----------
                                                                                            8,600,000

Massachusetts 1.5%
Massachusetts, Development Finance Agency, Industrial Development Revenue,     2,855,000    2,855,000
    North Shore YMCA Project, 2.82% *, 11/1/2022, KeyBank NA (b)

Michigan 1.1%
Detroit, MI, City School District, Series PT-1844, 144A, 2.78% *,              1,480,000    1,480,000
    5/1/2011  (a)
Oakland University, MI, Michigan Revenue Bond, 2.79% *, 3/1/2031 (a)             625,000      625,000
                                                                                           ----------
                                                                                            2,105,000

Nevada 2.6%
Clark County, NV, Flood Control Revenue, 2.7%, 12/7/2005                       5,000,000    5,000,000

New Jersey 2.5%
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 4.0%,            3,500,000    3,530,029
    6/23/2006
New Jersey, State Turnpike Authority Revenue, Series K, 144A, 2.78% *,           400,000      400,000
    12/31/2012 (a)
Salem County, NJ, Industrial Pollution Control, Financing Authority            1,000,000    1,000,000
    Revenue, E.I. Du Pont de Nemours and Co., 2.6% *, 3/1/2012
                                                                                           ----------
                                                                                            4,930,029

North Carolina 1.7%
North Carolina, Medical Care Community, Retirement Facilities Revenue, 1st
    Mortgage, United Methodist:
    Series B, 2.77% *, 10/1/2008, Branch Banking & Trust (b)                   2,300,000    2,300,000
    Series B, 2.77% *, 10/1/2035, Branch Banking & Trust (b)                   1,000,000    1,000,000
                                                                                           ----------
                                                                                            3,300,000

Ohio 3.6%
Cuyahoga County, OH, Hospital Revenue, Metrohealth System, 2.79% *,            5,000,000    5,000,000
    2/1/2035, National City Bank (b)
Ohio, State Higher Educational Facility Community Revenue, Pooled Program:
    Series A, 2.83% *, 9/1/2020, Fifth Third Bank (b)                            605,000      605,000
    Series C, 2.83% *, 9/1/2025, Fifth Third Bank (b)                          1,325,000    1,325,000
                                                                                           ----------
                                                                                            6,930,000

Pennsylvania 6.4%
Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior      2,075,000    2,075,000
    Living Corp., 2.75% *, 7/15/2028
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese,     2,350,000    2,350,000
    2.75% *, 6/1/2033, Allied Irish Bank PLC (b)
Lehigh County, PA, Industrial Development Authority, Pollution Control           180,000      180,000
    Revenue, 2.65% *, 6/1/2014, Rabobank Nederland (b)
Parkland, PA, School District, 2.75% *, 6/1/2022 (a)                           1,500,000    1,500,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Drexel       50,000       50,000
    University, Series B, 2.75% *, 5/1/2033, Allied Irish Bank PLC (b)
Pennsylvania, State Higher Educational Facilities Authority Revenue,           4,565,000    4,565,000
    University Properties, Student Housing, Series A, 2.77% *, 8/1/2035,
    Citizens Bank of PA (b)
Pennsylvania, State School District Revenue Lease, Public School Building        600,000      600,000
    Authority, Series A42, 144A, 2.85% *, 6/1/2028 (a)
Philadelphia, PA, Redevelopment Authority Revenue, Series RR-II-R-392,         1,000,000    1,000,000
    144A, 2.78% *, 4/15/2028 (a)
                                                                                           ----------
                                                                                           12,320,000

Puerto Rico 1.5%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 2.74% *,          2,875,000    2,875,000
    10/1/2008

Tennessee 4.8%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue,          7,000,000    7,000,000
    Catholic Health, Series C, 2.78% *, 5/1/2039
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue,
    Tennessee County Loan Pool:
    2.82% *, 4/1/2032, Bank of America NA (b)                                    200,000      200,000
    2.82% *, 7/1/2034, Bank of America NA (b)                                  2,050,000    2,050,000
                                                                                           ----------
                                                                                            9,250,000

Texas 23.8%
Arlington, TX, General Obligation, Series 760, 144A, 2.79% *, 2/15/2013 (a)    2,995,000    2,995,000
Corpus Christi, TX, Utility System Revenue, Series PT-1816, 144A, 2.8% *,      2,300,000    2,300,000
    7/15/2010 (a)
Cypress-FairBanks, TX, Independent School District, Series PT-2512, 144A,      6,700,000    6,700,000
    2.79% *, 2/15/2022
Galena Park, TX, Independent School District, Series SG-153, 144A, 2.79% *,    1,500,000    1,500,000
    8/15/2023
Harris County, TX, Health Facilities Development Corp. Revenue, Texas            790,000      790,000
    Medical Center Project, 2.81% *, 9/1/2031 (a)
Harris County, TX, Health Facilities Development Corp., Hospital Revenue,      6,000,000    6,000,000
    Series 2005-L15-D, 144A, 2.82% *, 2/15/2021
Houston, TX, Water & Sewer Systems Revenue, Star Certificates, Series            495,000      495,000
    2003-14, 144A, 2.79% *, 6/1/2026 (a)
Mc Allen, TX, Independent School District, Municipal Securities Trust          4,705,000    4,705,000
    Receipts, Series 61-A, 144A, 2.79% *, 2/15/2030
Northside, TX, Independent School District, School Building, 2.85%,            2,000,000    2,000,000
    6/15/2035
San Antonio, TX, Electric & Gas Revenue, Series A, 2.65%, 10/17/2005           5,000,000    5,000,000
Texas, A & M University Revenue, Series 945, 144A, 2.79% *, 5/15/2013          1,460,000    1,460,000
Texas, State General Obligation, 2.65%, 10/17/2005                             3,000,000    3,000,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006                 9,100,000    9,221,242
                                                                                           ----------
                                                                                           46,166,242

Washington 2.6%



Port Tacoma, WA, State General Obligation, Core City, Series R-4036,
144A, 2.79% *, 12/1/2025 (a)                                                   1,845,000    1,845,000

Spokane, WA, Public Facilities District Hotel, Motel & Sales Use Tax,
Series R-2041, 144A, 2.79% *, 12/1/2023 (a)                                    3,150,000    3,150,000
                                                                                           ----------
                                                                                            4,995,000

Multi-State 1.5%
ABN AMRO, Munitops Certificates Trust, Series 2003-32, 144A, 2.78% *,
1/15/2012 (a)                                                                  3,000,000     3,000,000

                                                                                       % of
                                                                                 Net Assets       Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 193,228,082)                                        99.7     193,228,082
Other Assets and Liabilities, Net                                                       0.3         553,279
 ----------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0     193,781,361

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please Refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2005.

(a) Bond is insured by one of these companies:

                                                    As a % of Total
Insurance Coverage                                 Investment Portfolio

Ambac Financial Group                                        6.0

Financial Guaranty Insurance Company                         8.7

Financial Security Assurance, Inc.                           8.1

MBIA Corporation                                             5.3

(b)  Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax Free Money Fund Investment, a series of
                                    Scudder Advisor Funds


By:                                 /s/Vincent J. Esposito
                                    ------------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Tax Free Money Fund Investment, a series of
                                    Scudder Advisor Funds


By:                                 /s/Vincent J. Esposito
                                    ------------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005